Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average number of outstanding shares
Basic	11,052	11,052	11,052
Effect of dilutive securities
Employee share-based compensation	0	0	0
Diluted	11,052	11,052	11,052